Schedule of investments
Delaware Ivy Energy Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.18%♦
Consumer Staples — 1.40%
Darling Ingredients †	60,037	$ 3,590,213
		3,590,213
Energy — 87.20%
Archaea Energy *, †	495,459	7,694,478
Ardmore Shipping †	217,718	1,517,495
Chesapeake Energy *	165,907	13,455,058
ConocoPhillips	137,614	12,359,113
Coterra Energy	469,636	12,111,912
Denbury †	209,832	12,587,822
Devon Energy	204,043	11,244,810
Enviva	60,345	3,452,941
EOG Resources	117,953	13,026,729
EQT	401,201	13,801,314
Equinor	291,566	10,139,998
Euronav	129,244	1,556,220
Kimbell Royalty Partners	260,274	4,081,096
Marathon Petroleum	119,933	9,859,692
Occidental Petroleum	313,220	18,442,394
Parex Resources	623,758	10,563,956
PBF Energy Class A †	158,385	4,596,333
Schlumberger	284,975	10,190,706
Shell	745,895	19,376,250
Tourmaline Oil	278,256	14,468,361
Valaris †	190,072	8,028,641
Valero Energy	105,926	11,257,815
		223,813,134
Industrials — 3.69%
Li-Cycle Holdings *, †	289,358	1,990,783
NuScale Power *, †	338,905	3,385,661
Sunrun *, †	174,964	4,087,159
		9,463,603
Utilities — 4.89%
AES	47,406	996,000
American Electric Power	12,239	1,174,210
CMS Energy	16,169	1,091,407
Iberdrola	99,677	1,033,702
NextEra Energy	12,668	981,263
Northland Power	36,304	1,080,772
Orsted 144A #	8,336	871,354
RWE	26,785	984,672
Southern	15,723	1,121,207
SSE	51,040	1,004,037
Terna - Rete Elettrica Nazionale	142,823	1,120,739
Xcel Energy	15,605	1,104,210
		12,563,573
Total Common Stocks (cost $201,532,790)		249,430,523

	Number of shares	Value (US $)

Master Limited Partnerships — 1.07%
Black Stone Minerals	199,423	$ 2,730,101
Total Master Limited Partnerships (cost $2,212,546)		2,730,101

Short-Term Investments — 2.76%
Money Market Mutual Fund — 2.76%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	7,093,489	7,093,489
Total Short-Term Investments (cost $7,093,489)		7,093,489

Total Value of Securities Before Securities Lending Collateral—101.01% (cost $210,838,825)		259,254,113

Securities Lending Collateral — 2.93%
Money Market Mutual Fund — 2.93%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	7,526,300	7,526,300
Total Securities Lending Collateral (cost $7,526,300)		7,526,300

Total Value of Securities—103.94% (cost $218,365,125)		266,780,413■
Obligation to Return Securities Lending Collateral — (2.93%)		(7,526,297)
Liabilities Net of Receivables and Other Assets — (1.01%)		(2,586,328)
Net Assets Applicable to 27,800,639 Shares Outstanding—100.00%		$256,667,788
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $871,354, which represents 0.34% of the Fund's net assets.
■	Includes $27,785,022 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $21,721,695.
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